INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 1,209	$ 1,949
Financial contracts and power sale agreements	(30)	(116)
Income tax relating to marketable securities measured at fair value through other comprehensive income	42	160
Foreign currency translation	(3)	(1)
Revaluation of pension obligation	13	29
Total deferred tax in other comprehensive income	$ 1,231	$ 2,021